Shareholders' Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Shareholders' Equity

13. Shareholders’ Equity

Ordinary and Preferred Shares

The Company was incorporated under the laws of the Cayman Islands on October 18, 2021. The authorized number of ordinary shares is 500,000,000 shares with a par value of $0.0001 per share, and 10,000,000 ordinary shares were issued on October 18, 2021.

On December 14, 2022, all the shareholders and directors of the Company approved to amend the Company’s authorized share capital by creating two classes of shares in the authorized share capital, (i) 400,000,000 ordinary shares of $0.0001 par value each and (ii) 100,000,000 preferred shares of $0.0001 par value each. The issued share capital remains unchanged, being 100,000 ordinary shares of par value of $0.0001 each on December 14, 2022.

On December 15, 2022, all the directors of the Company approved to issue additional 9,900,000 ordinary shares at par value of $0.0001 per shares to all existing shareholders on a pro rata basis, subject to the Company receiving the subscription prices of $990 in cleared funds. The Company recorded a $990 subscription receivable from the existing shareholders for the issuance of 9,900,000 ordinary shares, which was subsequently received in 2023. The Company considered this stock issuance was part of the Company’s reorganization to result in 10,000,000 ordinary shares issued and outstanding prior to completion of this offering and similar to stock split.

On May 30, 2025, at the annual general shareholder meeting, the shareholders approved (1) immediate effect, the authorized share capital of the Company be increased from US$50,000 divided into 400,000,000 ordinary shares of par value US$0.0001 each and 100,000,000 preferred shares of par value US$0.0001 each to US$180,000 divided into 1,700,000,000 ordinary shares of par value US$0.0001 each and 100,000,000 preferred shares of par value US$0.0001 each (the “Increase of Authorized Share Capital”), (2) immediately following the Increase of Authorized Share Capital, the authorized share capital of the Company be amended and reclassified as follows with immediate effect by undertaking the following steps: (a) 1,600,000,000 of the authorized ordinary shares of par value US$0.0001 each (including all of the existing issued ordinary shares) in the Company will be re-designated and reclassified as 1,600,000,000 class A ordinary shares of par value US$0.0001 each (the “Class A Ordinary Shares”), where the rights of the existing ordinary shares shall be the same as the Class A Ordinary Shares; and (b)100,000,000 authorized but unissued ordinary shares of par value US$0.0001 each in the Company will be cancelled and a new class of shares comprising of 100,000,000 class B ordinary shares of par value US$0.0001 each (the “Class B Ordinary Shares”), which will be entitled to twenty (20) votes per share, will be created, such that the authorized share capital of the Company shall become US$180,000 divided into 1,600,000,000 Class A Ordinary Shares of par value US$0.0001 each, 100,000,000 Class B Ordinary Shares of par value US$0.0001 each and 100,000,000 preferred Shares of par value US$0.0001 each (the “Share Capital Reorganization”).

The Company believes it is appropriate to reflect such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, the Company had 100,000,000 authorized preferred shares, par value of $0.0001, nil shares were issued and outstanding as of June 30, 2025 and December 31, 2024. The Company had 1,700,000,000 authorized ordinary shares (consisting of 1,600,000,000 class A ordinary shares and 100,000,000 class B ordinary shares), par value of $0.0001, of which, 19,998,496 class A ordinary shares and 10,000,000 class A ordinary shares were issued and outstanding as of June 30, 2025 and December 31, 2024.

Initial Public Offering (the “IPO”)

On March 20, 2025, the Company entered into an underwriting agreement with Cathay Securities, Inc (the “Underwriter”) in connection with the Company’s IPO of 2,500,000 shares of Class A common stock, at a price of $4.00 per share, less underwriting discounts and commissions.

The IPO closed on March 24, 2025, and the Company received net proceeds of approximately $8.00 million, after deducting underwriting discounts and commissions and estimated IPO offering expenses payable by the Company.

Shares Issued for Equity Financing

From April to June 2025, the Company entered into certain securities purchase agreements with multiple investors, under which the Company agreed to sell 6,713,996 Class A ordinary shares to these investors. The purchase price per share ranged from $0.5425 to $3.97. The total gross proceeds from this offering amounted to approximately $17.82 million, before any fees or expenses are deducted.

Shares Issued to Stock Compensation Expenses

During the six months ended June 30, 2025, the Company issued aggregate of 1,600,000 shares of Class B common stock to its CEO and its former Chairman as stock compensation expense. The fair value of 1,600,000 shares was $1,001,600.

Shares Issued to Consultants

From January 1 to June 30, 2025, the Company issued aggregate of 784,500 shares to its consultants or consulting firms as share compensation expense. The fair value of 784,500 shares was $735,136.